Transamerica Premier Funds
                           Class A and Class M Shares

                       Supplement Dated September 22, 1998
          to Class A and Class M Shares Prospectus Dated June 30, 1998


The following information supplements, and should be read in conjunction with, the Prospectus to which this supplement is attached.

The following replaces the first paragraph of the section titled "Foreign Securities" under "Investment Procedures and Risk Considerations."

All the Premier Funds may invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts ("ADRs") of companies that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index.


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                           Transamerica Premier Funds
                           Class A and Class M Shares

                       Supplement Dated September 22, 1998
 to Class A and Class M Shares Statement of Additional Information
                              Dated June 30, 1998


The following information supplements, and should be read in conjunction with, the SAI to which this supplement is attached.

The following replaces the section titled "Foreign Securities" under "Investment Objectives and Policies."

All Funds can invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts ("ADRs") that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

                           Transamerica Premier Funds
                                 Investor Shares

                       Supplement Dated September 22, 1998
                to Investor Shares Prospectus Dated June 30, 1998


The following information supplements, and should be read in conjunction with, the Prospectus to which this supplement is attached.

The following replaces the first paragraph of the section titled "Foreign Securities" under "Investment Procedures and Risk Considerations."

All the Premier Funds may invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts ("ADRs") of companies that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index.

                           Transamerica Premier Funds
                        Investor and Institutional Shares

                       Supplement Dated September 22, 1998
    to Investor and Institutional Shares Statement of Additional Information
                              Dated June 30, 1998


The following information supplements, and should be read in conjunction with, the SAI to which this supplement is attached.

The following replaces the section titled "Foreign Securities" under "Investment Objectives and Policies."

All Funds can invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts ("ADRs") that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.

                           Transamerica Premier Funds
                              Institutional Shares

                       Supplement Dated September 22, 1998
             to Institutional Shares Prospectus Dated June 30, 1998


The following information supplements, and should be read in conjunction with, the Prospectus to which this supplement is attached.

The following replaces the first paragraph of the section titled "Foreign Securities" under "Investment Procedures and Risk Considerations."

All the Premier Funds may invest in foreign securities. The Transamerica Premier Index Fund invests only in American Depositary Receipts ("ADRs") of companies that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index.